Other liabilities - Tax Payables and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other liabilities
VAT, current	$ 4,839	$ 4,061
VAT	4,839	4,061
Accrued social security taxes payable, current	6,251	13,266
Accrued social security taxes payable	6,251	13,266
Personal income tax withholding payable, current	820	1,111
Personal income tax withholding payable	820	1,111
Other tax payables, current	5,703	4,739
Other tax payables	5,703	4,739
Total current tax payables	17,613	23,177
Total tax payables	$ 17,613	$ 23,177